Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 3,711	$ 6,060
Total Current Assets	3,711	6,060
Equipment, net of accumulated depreciation of $276 and $251 at March 31, 2025 and December 31, 2024, respectively	31	56	156
Operating lease right-of-use asset	6,194	6,835
Security deposit	1,995	1,995
TOTAL ASSETS	11,931	14,946	156
Current Liabilities
Accounts payable and accrued liabilities	923,340	922,083	884,920
Shareholders’ notes payable	49,000	49,000	49,000
Lease liability – short term portion	988	988
Accrued interest payable	16,399	15,439	11,599
Total Current Liabilities	1,673,477	1,471,012	1,405,813
Lease liability – long term portion	6,390	6,544
Total liabilities	1,679,867	1,477,556	1,405,813
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 40,000,000 shares authorized; Series F preferred stock - 3,000,000 shares designated, 0 issued and outstanding at March 31, 2025 and December 31, 2024
Common stock, $0.0001 par value; 80,000,000 shares authorized; 18,522,295 shares issued and outstanding at March 31, 2025 and December 31, 2024	1,852	1,852	1,764
Additional paid in capital	14,347,493	14,115,560	9,701,774
Stock subscription receivable		(150,000)
Accumulated deficit	(16,017,281)	(15,430,022)	(11,109,195)
Total Stockholders’ Deficit	(1,667,936)	(1,462,610)	(1,405,657)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	11,931	14,946	156
Sanovas Ophthalmology LLC [Member]
Current Liabilities
Due to related parties	177,002	15,709	2,760
Related Party [Member]
Current Liabilities
Due to related parties	$ 506,748	$ 467,793	$ 457,534